INCOME TAXES - Deferred tax assets ("DTA") and deferred tax liabilities ("DTL") recognition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Deferred tax (expense) / income	€ (1,735)	€ 4,832	€ (3,357)
Deferred tax assets	2,543	2,594
Deferred tax liabilities	(4,388)	(2,504)
DTA, Netting	(18,920)	(33,619)
DTL, Netting	18,920	33,619
DTA, Recognition in the statement of financial position	2,543	2,594
DTL, Recognition in the statement of financial position	(4,388)	(2,504)
Non-current assets
INCOME TAXES
Deferred tax (expense) / income	(13,373)	9,460
Currency translation adjustments	(116)	(44)
Deferred tax assets	3,628	15,085
Deferred tax liabilities	(6,970)	(4,937)
Intangible assets
INCOME TAXES
Deferred tax (expense) / income	239	(28)
Currency translation adjustments	(126)	45
Deferred tax assets	1,843	2,084
Deferred tax liabilities	(4,193)	(4,547)
Property, plant and equipment
INCOME TAXES
Deferred tax (expense) / income	(2,167)	(78)
Currency translation adjustments	9	1
Deferred tax assets	155	153
Deferred tax liabilities	(2,542)	(381)
Financial assets
INCOME TAXES
Deferred tax (expense) / income	(11,444)	9,566
Currency translation adjustments	1
Deferred tax assets	1,630	12,848
Deferred tax liabilities	(235)	(9)
Inventories
INCOME TAXES
Deferred tax (expense) / income	(487)	51
Currency translation adjustments	(6)	(3)
Deferred tax assets	220	246
Deferred tax liabilities	(598)	(131)
Trade receivables and other receivables
INCOME TAXES
Deferred tax (expense) / income	15,526	(18,193)
Currency translation adjustments	52	70
Deferred tax assets	149	1,554
Deferred tax liabilities	(3,985)	(20,969)
Other current assets
INCOME TAXES
Deferred tax (expense) / income	(899)	(96)
Currency translation adjustments	3	2
Deferred tax liabilities	(956)	(60)
Cash and cash equivalents
INCOME TAXES
Deferred tax (expense) / income	(31)
Currency translation adjustments	1
Deferred tax assets	13
Deferred tax liabilities	(44)
Current assets
INCOME TAXES
Deferred tax (expense) / income	14,109	(18,238)
Currency translation adjustments	49	70
Deferred tax assets	382	1,801
Deferred tax liabilities	(5,584)	(21,161)
Non-current liabilities
INCOME TAXES
Deferred tax (expense) / income	3,288	8,138
Deferred taxes in other comprehensive income	(7)	(88)
Currency translation adjustments	(8)	(577)
Deferred tax assets	2,813	348
Deferred tax liabilities	(7,757)	(8,571)
Non-current financial liabilities
INCOME TAXES
Deferred tax (expense) / income		7,334
Deferred tax liabilities		(8,287)
Non-current borrowings
INCOME TAXES
Deferred tax (expense) / income	868
Currency translation adjustments	4
Deferred tax assets	17
Deferred tax liabilities	(7,433)
Provisions for pensions
INCOME TAXES
Deferred tax (expense) / income	52	513
Deferred taxes in other comprehensive income	(7)	(88)
Currency translation adjustments	(7)	(575)
Deferred tax assets	140	93
Deferred tax liabilities	(67)	(65)
Non-current provisions
INCOME TAXES
Deferred tax (expense) / income	(161)	256
Currency translation adjustments		(1)
Deferred tax assets	60	120
Deferred tax liabilities	(257)	(155)
Non-current lease liability
INCOME TAXES
Deferred tax (expense) / income	2,529	35
Currency translation adjustments	(5)	(1)
Deferred tax assets	2,596	136
Deferred tax liabilities		(64)
Current liabilities
INCOME TAXES
Deferred tax (expense) / income	(8,820)	13,333
Currency translation adjustments	(124)	(67)
Deferred tax assets	8,472	15,871
Deferred tax liabilities	(2,998)	(1,453)
Current financial liabilites
INCOME TAXES
Deferred tax (expense) / income		8,367
Deferred tax assets		11,223
Current borrowings
INCOME TAXES
Deferred tax (expense) / income	(7,995)
Deferred tax assets	3,803
Deferred tax liabilities	(575)
Current contract liabilities
INCOME TAXES
Deferred tax (expense) / income	(929)	2,351
Currency translation adjustments	(10)	(4)
Deferred tax assets	1,525	2,464
Trade payables and other liabilities
INCOME TAXES
Deferred tax (expense) / income	520	1,209
Currency translation adjustments	(109)	(51)
Deferred tax assets	1,600	1,281
Deferred tax liabilities	(665)	(757)
Other current liabilities
INCOME TAXES
Deferred tax (expense) / income	629	676
Currency translation adjustments	(20)	(5)
Deferred tax assets	1,104	545
Deferred tax liabilities	(30)	(80)
Current lease liability
INCOME TAXES
Deferred tax (expense) / income	121	27
Currency translation adjustments	(4)	(1)
Deferred tax assets	210	93
Current provisions
INCOME TAXES
Deferred tax (expense) / income	(1,166)	704
Currency translation adjustments	19	(5)
Deferred tax assets	230	266
Deferred tax liabilities	(1,727)	(616)
Tax loss/interest carryforward
INCOME TAXES
Deferred tax (expense) / income	3,061	(7,861)
Currency translation adjustments	(2)	12
Deferred tax assets	6,167	3,108
Tax Loss Carryforward (CIT)
INCOME TAXES
Deferred tax (expense) / income	1,693	(4,535)
Currency translation adjustments	(2)	12
Deferred tax assets	3,408	1,717
Tax Loss Carryforward (Trade Tax)
INCOME TAXES
Deferred tax (expense) / income	1,368	(3,326)
Deferred tax assets	2,759	1,392
Gross value
INCOME TAXES
Deferred tax (expense) / income	(1,735)	4,832
Deferred taxes in other comprehensive income	(7)	(88)
Currency translation adjustments	(194)	(606)
Deferred tax assets	21,463	36,213
Deferred tax liabilities	€ (23,308)	€ (36,122)